Leases - Summary of Right-of-use assets and Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	€ 122,984
Right-of-use assets, ending balance	171,334	€ 122,984
Lease liabilities
Lease liabilities, beginning balance	130,059	116,482
Additions	95,711	48,414
Lease payments	(47,196)	(34,516)
Interest	9,402	5,721	€ 2,417
Impact of foreign currency translation	(3,903)	(6,042)
Lease liabilities, ending balance	184,073	130,059	116,482
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets accumulated depreciation, beginning balance	(59,587)	(35,799)
Depreciation	(42,278)	(33,266)
Derecognition on termination	6,153	8,024
Impact of foreign currency translation	2,183	1,454
Right of use assets accumulated depreciation, ending balance	(93,529)	(59,587)	(35,799)
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	182,571	149,321
Additions	96,544	51,257
Derecognition on termination	(7,512)	(11,200)
Impact of foreign currency translation	(6,740)	(6,807)
Right-of-use assets, ending balance	264,863	182,571	149,321
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	119,403
Right-of-use assets, ending balance	157,964	119,403
Lease liabilities
Lease liabilities, beginning balance	126,446	113,453
Additions	79,705	45,865
Lease payments	(41,323)	(33,361)
Interest	8,066	5,631
Impact of foreign currency translation	(3,909)	(5,142)
Lease liabilities, ending balance	168,985	126,446	113,453
Buildings | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets accumulated depreciation, beginning balance	(57,736)	(34,628)
Depreciation	(37,926)	(32,069)
Derecognition on termination	5,551	7,507
Impact of foreign currency translation	2,031	1,454
Right of use assets accumulated depreciation, ending balance	(88,080)	(57,736)	(34,628)
Buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	177,139	145,129
Additions	81,869	49,106
Derecognition on termination	(6,721)	(10,288)
Impact of foreign currency translation	(6,243)	(6,808)
Right-of-use assets, ending balance	246,044	177,139	145,129
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	3,581
Right-of-use assets, ending balance	5,088	3,581
Lease liabilities
Lease liabilities, beginning balance	3,613	3,029
Additions	3,166	2,549
Lease payments	(1,783)	(1,155)
Interest	181	90
Impact of foreign currency translation	6	(900)
Lease liabilities, ending balance	5,183	3,613	3,029
Vehicles | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets accumulated depreciation, beginning balance	(1,851)	(1,171)
Depreciation	(1,668)	(1,197)
Derecognition on termination	602	517
Impact of foreign currency translation	(4)
Right of use assets accumulated depreciation, ending balance	(2,921)	(1,851)	(1,171)
Vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	5,432	4,192
Additions	3,363	2,151
Derecognition on termination	(791)	(912)
Impact of foreign currency translation	5	1
Right-of-use assets, ending balance	8,009	5,432	€ 4,192
Other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	0
Right-of-use assets, ending balance	8,282	€ 0
Lease liabilities
Additions	12,840
Lease payments	(4,090)
Interest	1,155
Lease liabilities, ending balance	9,905
Other | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	(2,684)
Impact of foreign currency translation	156
Right of use assets accumulated depreciation, ending balance	(2,528)
Other | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions	11,312
Impact of foreign currency translation	(502)
Right-of-use assets, ending balance	€ 10,810